Employee Benefit Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Plan
Matching contribution of employer with employee (in Percentage)	50.00%
Maximum annual contribution of employee	6.00%
Matching contributions of employer with employee	$ 456,589	$ 400,238